Capital assets - Carrying Balance and Depreciation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Capital assets [Line Items]
Depreciation	$ 27,389	$ 23,906
Balance	61,723	49,016
Office space
Disclosure of Capital assets [Line Items]
Depreciation	6,899	8,115
Balance	49,340	25,893
Processing facilities
Disclosure of Capital assets [Line Items]
Depreciation	16,178	7,691
Balance	3,367	6,326
Oil storage facilities
Disclosure of Capital assets [Line Items]
Depreciation	2,627	2,667
Balance	4,385	7,037
Vehicles and equipment
Disclosure of Capital assets [Line Items]
Depreciation	1,685	5,433
Balance	$ 4,631	$ 9,760